File No. 333-116057

ICA No. 811-21587

As filed on April 28, 2006

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	[_]
Post-Effective Amendment No. 16	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 17	☒

(Check appropriate box or boxes)

                                                         OLD MUTUAL ADVISOR FUNDS

(Exact Name of Registrant as Specified in Charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 200-7600

David J. Bullock, 4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box):

[_]	immediately upon filing pursuant to paragraph (b)
☒	on May 30, 2006 pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[_]	on (date) pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒          this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

The sole purpose of this filing is to delay the effective date of the Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 10, 2006, and the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 26, 2006 (“PEA No. 15”), to May 30, 2006.

Contents of the Registration Statement

Cover Page

Contents of Registration Page

Prospectuses – incorporated herein by reference to PEA No. 15, Edgar Accession No. 0001292278-06-000008.

Statement of Additional Information – incorporated herein by reference to PEA No. 15, Edgar Accession No. 0001292278-06-000008.

Part C – incorporated herein by reference to PEA No. 15, Edgar Accession No. 0001292278-06-000008.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado, on the 28th day of April 2006.

OLD MUTUAL ADVISOR FUNDS

(Registrant)

By: /s/ David J. Bullock

David J. Bullock, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of April 2006.

/s/ David J. Bullock David J. Bullock	President and Trustee
/s/ Mark E. Black Mark E. Black	Chief Financial Officer
/s/ John R. Bartholdson * John R. Bartholdson	Trustee
/s/ Robert M. Hamje* Robert M. Hamje	Trustee
/s/ Jarrett B. Kling* Jarrett B. Kling	Trustee
/s/ L. Kent Moore* L. Kent Moore	Trustee

*By: /s/ David J. Bullock

David J. Bullock
Attorney-in-Fact